LONG-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

8.LONG-TERM INVESTMENTS

The Group’s long-term investments consist of cost method investments, equity method investments and available-for-sale investments.

	As of March 31,
	2016	2017
Cost method investments (1)	$48,583	$46,724
Equity method investments (2)	144,442	127,233
Available-for-sale investments (3)	7,083	6,801

	$200,108	$180,758

(1)	Cost method investments

Pursuant to a co-operation agreement with shareholder of Xi’an Puhui Physical Examination Co., Ltd. (“Xi’an Puhui”) in November 2015, the Group invested 23.1% equity interest of Xi’an Puhui, which operates fifteen medical clinics in Xi’an, Zhengzhou and other six cities, with a cash consideration of approximately $32,090. The transaction was closed in December 2015. The Group has no representative on Xi’an Puhui’s board of directors and does not have the ability to exercise significant influence over the operating and financial policies of Xi’an Puhui. The Group used cost method to account for this investment.

In May 2015, the Group invested 1.8% equity interests of American Well Corporation (“AW”), a Delaware company with a cash consideration of approximately $13,500. The Group used cost-method to account for the investment as the Group has no representative on AW’s board of directors and does not have the ability to exercise significant influence over the operating and financial policies of AW. The Group used cost method to account for this investment.

In September 2015, the Group purchased preferred shares of Elysium Health, Inc., a US medical services supplement company with cash consideration of $2,000, for 8.7% equity ownership on an as converted basis. The Group has no representative on Elysium Health’s board of directors and does not have the ability to exercise significant influence over the operating and financial policies of Elysium Health. The Group used cost method to account for this investment.

In March 2016, the Group invested 4.0% equity interests of Shanghai Yimi Information Technology Co., Ltd., a company providing consulting and training service in medical industry, with a cash consideration of approximately $993. The Group has no representative on its board of directors and does not have the ability to exercise significant influence over the operating and financial policies of this investment. The Group used cost method to account for this investment.

In October 2016, the Group invested 5.0% equity interests in Shanghai Baian Dataview Information Technology Co., Ltd., which provides consulting and training service in medical industry, with a cash consideration of approximately $232. The Group has no representative on its board of directors and does not have the ability to exercise significant influence over the operating and financial policies of this company.

(2)	Equity method investments

In September 2015, the Group invested 21.8% equity interest of Shenzhen Topsky Jianxin Technology Co., Ltd. (“Topsky”) with a cash consideration of approximately $10,372. The transaction was closed in October 2015. The Group has two out of five representations on Topsky’s board of directors and has the ability to exercise significant influence over the operating and financial policies of Topsky. The Group accounted for this investment as equity method investment and recognized losses of $335 and $931 for the years ended March 31, 2016 and 2017.

In December 2015, a share purchase agreement was signed by the Group and Worldcare International Inc., a worldwide medical institution providing innovative advisory services for various hospitals and medical organizations, pursuant to which the Group agreed to invest $4,032 to acquire 20% equity interest. The transaction has been closed in January 2016. The Group accounted for this investment as equity method investment because the Group has one out of five representations on the investee’s board of directors and has the ability to exercise significant influence but does not control over the investees and recognized its share of loss of $43 and $246 for the years ended March 31, 2016 and 2017, respectively.

In February 2016, the Group completed a strategic investment in New China Life Insurance Health Investment Management Co., Ltd. (“NCI Health”), which was established by New China Life Insurance Co., Ltd. on December 13, 2012 and operates sixteen medical centers in 16 cities in China, with a total cash consideration of $119,363. After the investment, the Group holds 45% equity interest in NCI Health. The Group has two out of five representations on NCI Health’s board of directors and has the ability to exercise significant influence but does not have control over NCI Health and used the equity method to account for the investment. The Group recognized its share of loss of $1,354 and $7,985 for the years ended March 31, 2016 and 2017, respectively. NCI Health’s audited financial statements for eleven months ended December 31, 2016 are included at the end of this annual report in accordance with Regulation S-X Rule 3-09.

The Group purchased 40% equity interest of Beijing Minzhong Clinic Co., Ltd. (“Beijing MZ”) with a total cash consideration of $12,407. The transaction was closed in March 2016. The Group has one out of three representations on Beijing MZ’s board of directors and has the ability to exercise significant influence but does not have control over Beijing MZ and used the equity method to account for the investment. The Group recognized its share of loss of $385 for the year ended March 31, 2017.

In August 2016, the Group invested 49% equity interest of Shanghai Changqingshu Health Management Co., Ltd. (“Changqingshu”) with a total cash consideration of $712. The transaction was closed in November 2016. The Group has two out of five representations on Changqingshu’s board of directors and has the ability to exercise significant influence over the operating and financial policies of Changqingshu but does not have control over Changqingshu. Since Changqingshu has not begun operation as of March 31, 2017, no share of income or loss is recognized for the year ended March 31, 2017.

The Group summarizes the condensed financial information below of the Group’s equity method investments as a group in accordance with Rule 4-08 of Regulation S-X. The summarized financial information of the equity method investments were as follows:

	As of March 31,
	2016	2017
Current assets	$187,583	$166,991
Non-current assets	32,618	32,205
Current liabilities	26,196	35,167
Non-current liabilities	—	135

	For the years ended March 31,
	2015	2016	2017
Total revenues	$—	$52,185	$56,253
Gross profits	—	16,580	17,503
Loss from operations	—	(23,094)	(23,070)
Net loss	—	(23,181)	(22,657)

(3)	Available-for-sale investments

In June 2015, the Group acquired 20% equity interest in Shanghai Shenmin Medical Technology Company Limited, for a cash consideration of US$1,897, which is a medical technology company incorporated under the laws of the PRC. The investment was classified as available-for-sale investment since it can be redeemed at the option of the Group once the redeemable events occurred and measured subsequently at fair value which will be subsequently disposed. The change in fair value was nil. There was no unrecognized gain or loss recognized for the years ended March 31, 2016 and 2017.

In June 2015, the Group invested $5,000 in China Medonline Inc. (“HDF”), a company engaging in providing on-line medical services, for 1% equity ownership interests on an as converted basis. The investment was classified as available-for-sale investment since it can be redeemed at the option of the Group once the redeemable events occurred, and measured subsequently at fair value. $186 unrecognized gain and $161 unrecognized loss were recorded for the years ended March 31, 2016 and 2017.